Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Aug. 17, 2015 USD ($) shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Aug. 17, 2015 ₪ / shares	Aug. 17, 2015 $ / shares
Shareholders Equity (Textual)
Issuance expenses on ordinary shares | $			$ 1,126
Ordinary shares, shares outstanding | shares		39,166,552	39,121,198
Options granted, description		The per share exercise price shall be no less than 100% of the fair market value per Ordinary share on the date of grant.
Recognized over remaining weighted average period		3 years 9 months 11 days
Employee Stock Option [Member] | Awards Prior To 2005 [Member]
Shareholders Equity (Textual)
Options, expiration term		10 years
Employee Stock Option [Member] | Awards After September 2005 [Member]
Shareholders Equity (Textual)
Options, expiration term		6 years
Minimum [Member] | Employee Stock Option [Member]
Shareholders Equity (Textual)
Vesting period		4 years
Maximum [Member] | Employee Stock Option [Member]
Shareholders Equity (Textual)
Vesting period		6 years
Directors stock option plan [Member]
Shareholders Equity (Textual)
Original allotment of ordinary shares | shares		1,263,333
Options granted, description
Each option granted under the Directors Stock Option Plan becomes exercisable at a rate of 1/16th of the shares every three months. Each option has an exercise price equal to the fair market value of the Ordinary shares on the grant date of such option. Until September 2005, each option granted had a maximum term of ten years, and since September 2005, the term of granted options is six years. Options will terminate earlier if the optionee ceases to be a member of the Board of Directors.

Employees and directors [Member]
Shareholders Equity (Textual)
Ordinary shares, shares outstanding | shares		788,604
Unrecognized compensation expense | $		$ 1,876
Recognized over remaining weighted average period		2 years 8 months 5 days
Non-employees [Member]
Shareholders Equity (Textual)
Unrecognized compensation expense | $		$ 70
Recognized over remaining weighted average period		2 years 7 months 2 days
Public offering [Member]
Shareholders Equity (Textual)
Issuance of public offering ordinary shares | shares	7,666,665
Offering price per share | (per share)				₪ 0.15	$ 1.65
Proceeds received from issuance of ordinary shares | $	$ 11,524
Issuance expenses on ordinary shares | $	$ 1,126
Over-Allotment Option [Member]
Shareholders Equity (Textual)
Issuance of public offering ordinary shares | shares	999,999